Inventories Related to Real Estate Business	12 Months Ended
Dec. 31, 2019
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Inventories Related to Real Estate Business
12.	INVENTORIES RELATED TO REAL ESTATE BUSINESS

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Land and buildings held for sale	$20,734	$9,983	$334
Construction in progress	8,252,348	9,619,217	321,605
Land held for construction	1,787,526	1,787,526	59,764

	$10,060,608	$11,416,726	$381,703

Construction in progress is mainly located on Hutai Road in Shanghai, China and Lidu Road in Kun Shan, China. The capitalized borrowing costs for the years ended December 31, 2017, 2018 and 2019 are disclosed in Note 26.

As of December 31, 2018 and 2019, inventories related to real estate business of NT$10,060,608 thousand and NT$11,416,726 thousand (US$381,703 thousand), respectively, are expected to be recovered longer than twelve months.

Refer to Note 37 for the carrying amount of inventories related to real estate business that had been pledged by the Group to secure bank borrowings.